Acquisitions (Details 11) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
High Sierra, Pecos, Third Coast, OWL and Gavilon Energy acquisitions
Pro Forma Results of Operations
Revenues	$ 9,800,398	$ 5,697,988
Net income (loss)	798	(72,171)
High Sierra, Pecos, Third Coast, OWL and Gavilon Energy acquisitions | Common units
Pro Forma Results of Operations
Basic loss per unit (in dollars per share)	$ (0.18)	$ (0.95)
Diluted loss per unit (in dollars per share)	$ (0.18)	$ (0.95)
High Sierra, Pecos, Third Coast, OWL and Gavilon Energy acquisitions | Subordinated units
Pro Forma Results of Operations
Basic loss per unit (in dollars per share)	$ (0.18)	$ (0.95)
Diluted loss per unit (in dollars per share)	$ (0.18)	$ (0.95)
High Sierra, Pecos, Third Coast, OWL and Gavilon Energy acquisitions | Limited Partners
Pro Forma Results of Operations
Net income (loss)	(14,446)	(75,251)
OWL
Pro Forma Results of Operations
Expense related to retirement of liability		$ 4,800